RELATED PARTY TRANSACTIONS - Balances and transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ASSET
Total assets	R$ 1,296,302	R$ 4,760,464
LIABILITIES
Total liabilities	1,985,266	1,205,299
RESULT
Total	(231,087)	1,515,639
Assets Balance
ASSET
Total assets	6,425,557	5,677,632
Liabilities Balance
LIABILITIES
Total liabilities	24,163,564	27,660,176
Results Balance
RESULT
Total	(487,756)	(134,338)
National Treasury - Itaipu | Liabilities Balance
LIABILITIES
Reimbursement Obligations	4,151,585	5,306,972
Federal Public Power [Member] | Assets Balance
ASSET
Right of Reimbursement	6,396,234	5,588,131
Federal Public Power - Bank of Brazil | Results Balance
RESULT
Financial expenses	(60,629)	(37,113)
Federal Public Power - Caixa Econmica Federal | Liabilities Balance
LIABILITIES
Financing and loans	3,878,939	4,769,371
Federal Public Power - Caixa Econmica Federal | Results Balance
RESULT
Financial expenses	(32,667)	(40,692)
Federal Public Power - BNDES | Liabilities Balance
LIABILITIES
Financing and loans	5,126,501	5,245,281
Federal Public Power - BNDES | Results Balance
RESULT
Financial expenses	(45,665)	(25,718)
Federal Public Power - BNB | Liabilities Balance
LIABILITIES
Financing and loans	1,053,997
Federal Public Power - BNB | Results Balance
RESULT
Financial expenses	(63,225)
Federal Public Power - Petrobras | Liabilities Balance
LIABILITIES
Financing and loans	5,527,830	7,121,333
Federal Public Power - Petrobras | Results Balance
RESULT
Financial expenses	(262,797)
Federal Public Power - BASA | Liabilities Balance
LIABILITIES
Financing and loans	357,049
Federal Public Power - BASA | Results Balance
RESULT
Financial expenses	(5,968)
Federal Public Power - FINEP | Liabilities Balance
LIABILITIES
Financing and loans	52,465	69,992
Federal Public Power - FINEP | Results Balance
RESULT
Financial expenses	(2,342)	(2,822)
Federal Public Power - FIDC Infinity DI | Assets Balance
ASSET
Bonds and linked deposits	29,323	89,501
Federal Public Power - FIDC Infinity DI | Liabilities Balance
LIABILITIES
Financing and loans	28,269	326,778
Federal Public Power - FIDC Infinity DI | Results Balance
RESULT
Financial revenue	3,215	1,829
Financial expenses	(17,678)	(29,822)
Federal Public Power - Banco do Brasil | Liabilities Balance
LIABILITIES
Financing and loans	2,036,300	2,505,777
Federal Public Power - Global Reversion Reserve | Liabilities Balance
LIABILITIES
Financing and loans	1,950,629	2,314,672
Jointly-controlled and associated companies | Commercial transactions | Assets Balance
ASSET
Customers	72,415	59,147
Accounts receivable	2,436	20,628
Advances for future capital increase		1,540
Dividens/JCP receivable	425,888	333,997
Loans and financing	688,884	4,296,503
Other assets	106,679	48,649
Total assets	1,296,302	4,760,464
Jointly-controlled and associated companies | Commercial transactions | Liabilities Balance
LIABILITIES
Suppliers	46,382	44,279
Provisions	849,766	1,129,242
Social security contributions	18,797
Actuarial debt contracts	891,726
Miscellaneous obligations	9,933
Financing and loans	17,310
Bills to pay	141,914	29,877
Other liabilities	216	1,901
Energy purchased for resale from related party transactions	9,222
Total liabilities	1,985,266	1,205,299
Jointly-controlled and associated companies | Commercial transactions | Results Balance
RESULT
Revenue from the use of electric energy	206,983	394,725
Revenue from energy sales	146,987	85,315
Revenue from service provision	111,445	116,580
Other revenue	313,405	12,649
Energy purchased for resale	821,623	809,451
Fees for the use of the network	51,517	93,536
Charges	3,783	4,001
Other expenses	438,426	327,528
Revenue from interest, fees, charges and exchange variation	373,142	2,140,449
Financial revenue	691	437
Financial expenses	(11,679)
Actuarial expenses	56,712
Total	(231,087)	1,515,639
Itaipu Binacional
ASSET
Total assets	732,954	4,241,949
RESULT
Total	372,394	2,120,648
Fundao Eletrobrs De Seguridade Social Eletros
LIABILITIES
Total liabilities	849,766	1,129,242
RESULT
Total	(3,783)	(4,001)
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
ASSET
Total assets	19,961
Companhia Estadual de Gerao de Energia Eltrica - CEEE-G
ASSET
Total assets	18,598
Health Care Association - ELOSADE
LIABILITIES
Total liabilities	108
RESULT
Total	(30,248)
Baguari Energia S.A.
ASSET
Total assets	6,538	355
RESULT
Total	101	450
Belo Monte Transmissora de Energia SPE S.A BMTE
ASSET
Total assets	37,964	34,674
LIABILITIES
Total liabilities	3,187	2,738
RESULT
Total	17,672	(50,568)
Brasil Ventos Energia S.A
RESULT
Total	92
Caldas Novas Transmisso S.A.
ASSET
Total assets	1,905	483
LIABILITIES
Total liabilities	2	2
RESULT
Total	728	692
Companhia Estadual de Distribuio de Energia Eltrica - CEEE-D
ASSET
Total assets	76	10,270
RESULT
Total	406	770
CEB Lajeado
ASSET
Total assets	17,270	12,150
Chapecoense Geraao
ASSET
Total assets	740	740
Companhia Energtica Sinop
ASSET
Total assets	834	1,071
LIABILITIES
Total liabilities	411	772
RESULT
Total	(1,219)	(5,207)
Companhia Hidreltrica Teles Pires S.A. - CHTP
ASSET
Total assets	4,030	4,996
LIABILITIES
Total liabilities	17,906	17,221
RESULT
Total	(161,037)	(149,448)
Centro de Solues Estratgicas S.A
ASSET
Total assets		1,697
RESULT
Total		3,445
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
ASSET
Total assets	81,452
Energia Olmpica S.A.
RESULT
Total		(1,673)
EMAE
ASSET
Total assets	2	92,174
Empresa de Energia Sao Manoel S.A.
ASSET
Total assets	1,049	1,446
LIABILITIES
Total liabilities	2,738	3,440
RESULT
Total	(6,976)	(95,137)
Energtica guas das Pedras S.A. - EAPSA
ASSET
Total assets	22,187
Enerpeixe
ASSET
Total assets	420	12,259
LIABILITIES
Total liabilities	8,816	10,249
RESULT
Total	(116,938)	(112,221)
Equatorial Maranho Distribuidora de Energia S.A.
ASSET
Total assets		85,838
RESULT
Total		19,015
Energia Sustentavel do Brasil S.A. - ESBR
ASSET
Total assets	15,121	15,276
LIABILITIES
Total liabilities	34,011	34,380
RESULT
Total	(393,843)	(368,612)
Fundao Eletrosul de Previdncia e Assistncia Social - ELOS
ASSET
Total assets	55
LIABILITIES
Total liabilities	61,091
RESULT
Total	(46,051)
Fundao CEEE de Seguridade Social
RESULT
Total	(2,691)
Fundao Real Grandeza - FRG
ASSET
Total assets	934
LIABILITIES
Total liabilities	151,371
RESULT
Total	(314,129)
Foz do Chapec Energia S.A.
ASSET
Total assets	3,356	959
RESULT
Total	41,712	11,098
Fronteira Oeste Transmissora de Energia S.A. - FOTE (1)
ASSET
Total assets		341
LIABILITIES
Total liabilities		2
RESULT
Total	473	428
Goias Transmissao S.A.
ASSET
Total assets	10,594	8,146
LIABILITIES
Total liabilities	157	134
RESULT
Total	(1,744)	(1,607)
Interligao Eltrica Garanhuns S.A. – IE Garanhuns
ASSET
Total assets	14,453	8,055
LIABILITIES
Total liabilities	480	263
RESULT
Total	(3,484)	(3,404)
Interligacao Eletrica do Madeira S.A. - IE Madeira
ASSET
Total assets	60,238	5,717
LIABILITIES
Total liabilities	3,942	3,719
RESULT
Total	(81,643)	(139,669)
Lago Azul Transmisso S.A.
ASSET
Total assets	838	132
LIABILITIES
Total liabilities	10	9
RESULT
Total	(4,549)	6,514
Lajeado Energia S.A.
ASSET
Total assets	101,318	100,280
Madeira Energia S.A.
RESULT
Total	66,373	9,796
Manaus Construtora LTDA
ASSET
Total assets	31,495	23,298
Mata de Santa Genebra Transmissora S.A.
ASSET
Total assets	13,999	438
LIABILITIES
Total liabilities	663	659
RESULT
Total	44,705	(128,619)
MGE Transmissao S.A.
ASSET
Total assets	10,518	5,634
LIABILITIES
Total liabilities	112	78
RESULT
Total	(898)	(720)
Norte Brasil Transmissora de Energia S.A. – NBTE (2)
ASSET
Total assets		80
LIABILITIES
Total liabilities		605
RESULT
Total		(7,738)
Norte Energia S.A - NESA
ASSET
Total assets	31,549	39,854
RESULT
Total	198,154	171,256
NUCLEOS – Instituto de Seguridade Social
LIABILITIES
Total liabilities	849,525
RESULT
Total	(11,878)
Paranaiba Transmissora de Energia S.A.
ASSET
Total assets	4,997	6,163
LIABILITIES
Total liabilities	359	338
RESULT
Total	(4,116)	(3,834)
Paulista Lajeado Energia S.A.
ASSET
Total assets	5,371
Retiro Baixo Energtica
ASSET
Total assets	7,072	5,083
Rouar
RESULT
Total	342	16
Santo Antnio Energia S.A.
ASSET
Total assets	12,737	19,725
LIABILITIES
Total liabilities		811
RESULT
Total	198,268	230,628
Serra Faco Energia S.A.
ASSET
Total assets	2,281
RESULT
Total	(1,983)	68
Sistema de Transmisso Nordeste S.A. - STN
ASSET
Total assets	9,896	344
LIABILITIES
Total liabilities	368	365
RESULT
Total	509	(1,514)
Tijo Participaes e Investimentos S.A.
ASSET
Total assets	7,152	1,187
RESULT
Total	11,407	12,524
Transenergia Gois S.A.
ASSET
Total assets	50	46
LIABILITIES
Total liabilities	31	28
RESULT
Total	2,459	2,003
Transenergia So Paulo S.A.
ASSET
Total assets	2,691	14,760
LIABILITIES
Total liabilities	31	24
RESULT
Total	(263)	(272)
Transenergia Renovavel S A
ASSET
Total assets	3,435	520
LIABILITIES
Total liabilities	44	42
RESULT
Total	(510)	(479)
Transnorte Energia S.A.
ASSET
Total assets	143	134
LIABILITIES
Total liabilities	14	11
RESULT
Total	689	764
Triangulo Mineiro Transmissora S.A.
ASSET
Total assets	11	11
LIABILITIES
Total liabilities	58	90
RESULT
Total	(1,077)	(1,108)
Transmissora Sul Litornea de Energia -TSLE
ASSET
Total assets		4,162
LIABILITIES
Total liabilities		17
RESULT
Total	1,544	1,428
Vale do Sao Bartolomeu Transmissora de Energia S.A.
ASSET
Total assets	18	17
LIABILITIES
Total liabilities	65	60
RESULT
Total	(55)	(73)
Eletros
RESULT
Provisions for employee benefits	R$ 849,766	R$ 1,129,242